Selling Costs	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Selling Costs
8. SELLING COSTS
Selling costs include transportation and marketing costs associated with the sale of the Company’s Egyptian crude oil production to third-party buyers and EGPC. The Company completed two direct crude oil sales to third-party buyers during the year ended December 31, 2021 (2020 - two). The Company also completed monthly sales of inventoried entitlement crude oil to EGPC in 2021 and 2020.